Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(1)   Summary of Significant Accounting Policies

Organization and Description of Business

Adama Technologies Corporation (“Adama Technologies” or the “Company”) was incorporated under the laws of the State of Delaware on September 17, 2007.

On November 23, 2016, Adama Technologies successfully completed its acquisition of Alpine Industries, LLC a defense contractor that manufactures a number of parts for the United States government. With Alpine having substantial annual revenues, Adama Technologies underwent a reverse merger and ceased to be a shell company at that time. The transaction has been treated as a recapitalization of the Company, with the Company, Adama Technologies Corp. (the legal acquirer of Alpine Industries, Inc.) considered the accounting acquiree, and Alpine Industries, Inc., (the legal acquiree of the Company) considered the accounting acquirer. All costs related to the transaction are being charged to operations as incurred. The historical financial statements presented as of December 31, 2015 are presented under predecessor entity reporting wherein the prior historical information consists solely of Alpine Industries, LLC’s balance sheet and results of operations and cash flows. The consolidated financial statements as of December 31, 2016 are presented under successor entity reporting and include the balance sheets of Alpine Industries, LLC and Adama Technologies and the results of operations and cash flows of Alpine Industries, LLC for the year end December 31, 2016 and the results of operations and cash flows of Adama Technologies from November 23, 2016 through December 31, 2016.

Cash

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with an original maturity of three months or less to be cash and cash equivalents. There was $10,541of cash on has in the quarter ended June 30, 2017 and compared to $0 June 30, 2016.

Inventory

All inventory is work in process and consists of products, materials, parts and labor and is carried at the lower of cost or market. The Company capitalizes costs on all contracts until the contract is completed. At June 30, 2017,the Company had $1,523,740 in inventory compared to $0 in June 30, 2016.

Shipping and Handling Costs

The Company includes shipping and handling costs as part of costs of goods sold.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred. The Company incurred $0 advertising or marketing costs during the quarters ended June 30, 2017 and 2016.

Fixed Assets

Property and equipment are recorded at cost.

Depreciation

Depreciation is provided for on the straight-line method over the estimated useful lives of the assets as follows:

Type	Life
Building & Improvements	15 to 39 years
Equipment	5 to 10 years
Equipment Leased	7 years
Furniture & Fixture	5 to 15 years
Office Equipment	5 to 10 years
Vehicle	5 years

The accumulated depreciation as of December 31, 2016 and 2015 was $1,394,379 and $1,495,612, respectively. Depreciation expense for the year ended December 31, 2016 and 2015 was $83,043 and $97,545, respectively.

Revenue Recognition

The Company recognizes revenue from sales at the time a contract is completed. Any payment received from customers before a contract is completed is deferred and recorded as customer deposits until the contract is completed. At June 30, 2017 and 2016, we had $1,044,589 and $0 in customer deposits, respectively.

Concentration of Revenue

A significant portion of the Company’s revenue comes from government contracts. Due to that fact, the Company received 95% of its revenue from one company, LSI, a primary defense contract holder, in the year ended December 31, 2015. For the year ended December 31, 2016 that same company, LSI, represented 90% of our revenue.

Earnings Per Share

Basic net income (loss) per share is calculated pursuant to ASC Topic No. 260 whereby net income (loss) per share is divided by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share incorporates the dilutive effect of common stock equivalent options, warrants, and other convertible securities.

Accounts Receivable

Currently we have had no issues in collection on accounts receivables simply because the vast majority of our revenue is the result of completed contracts with the United States government as we are a defense contractor. We have currently adopted the policy to write off receivables after they have been uncollectable for 1 year. Currently we have no receivables more than 90 days old.

Basis of Presentation and Organization

 The accompanying consolidated financial statements of the Company were prepared from the accounts of the Adama Technologies and Alpine Industries, LLC under the accrual basis of accounting.

Income Taxes

Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carry-forward period under the federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about ability to realize the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fair Value of Financial Instruments

 Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) a reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of six broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of December 31, 2016 and December 31, 2015, the carrying value of accounts payable and loans that are required to be measured at fair value, approximated fair value due to the short-term nature and maturity of these instruments.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. Actual results could differ from those estimates made by management.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)". ASU No. 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)," and doubt is not alleviated, and (6) requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this update are effective for annual periods beginning after December 15, 2017 and interim periods within those reporting periods. Earlier adoption is permitted. This ASU is not anticipated to have a material impact on the Company's financial statements and notes to the financial statements. The Company is evaluating the effects of the adoption of this ASU to its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which provides guidance for the recognition, measurement, presentation, and disclosure of financial assets and liabilities.  This ASU will be effective for the Company beginning in the first quarter of fiscal year 2019.  The Company is evaluating the effects of the adoption of this ASU to its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842)”. Under this guidance, an entity is required to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. This guidance offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and requires a modified retrospective adoption, with early adoption permitted. The Company is currently evaluating the impact that this standard will have on our consolidated financial statements.

In May 2017, the FASB issued guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The guidance is effective prospectively for all companies for annual periods and interim periods within those annual periods, beginning on or after December 15, 2017. The Company is currently evaluating the impact that this standard will have on our consolidated financial statements.

In October 2016, the FASB issued new guidance that requires a reporting entity to recognize the tax expense from intra-entity asset transfers of assets other than inventory in the selling entity’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buying entity’s jurisdiction would also be recognized at the time of the transfer.The Company is currently evaluating the impact that this standard will have on our consolidated financial statements.